Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
EAD	kr 402,858	kr 356,536
Risk exposure amount	101,898	92,140
Minimum capital requirements	8,152	7,371
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	3,216	3,064
Risk exposure amount	3,180	3,064
Minimum capital requirements	254	245
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	3,123	2,990
Risk exposure amount	3,087	2,990
Minimum capital requirements	247	239
Credit risk | Standardized approach | Exposures in default
Disclosure of credit risk exposure
EAD	93	74
Risk exposure amount	93	74
Minimum capital requirements	7	6
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	399,642	353,472
Risk exposure amount	91,263	81,876
Minimum capital requirements	7,301	6,550
Credit risk | IRB approach | Central governments
Disclosure of credit risk exposure
EAD	224,007	196,606
Risk exposure amount	10,841	9,673
Minimum capital requirements	867	774
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	46,423	41,082
Risk exposure amount	10,119	8,843
Minimum capital requirements	810	707
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	128,775	115,412
Risk exposure amount	69,866	62,988
Minimum capital requirements	5,589	5,039
Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD	437	372
Risk exposure amount	437	372
Minimum capital requirements	35	30
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	7,710	5,975
Risk exposure amount	2,491	2,000
Minimum capital requirements	199	160
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	6,054	5,224
Risk exposure amount	4,275	3,589
Minimum capital requirements	342	287
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	3,048	2,922
Minimum capital requirements	244	233
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	772	645
Minimum capital requirements	62	52
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	13	11
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	3,622	3,622
Minimum capital requirements	kr 290	kr 290